Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Impairment charges					$ 236,393	$ 14,635
Impairment charges of definite-life intangibles assets		$ 183,400
Amortization of intangible assets		18,800		$ 21,300	59,300	$ 60,200
Goodwill	$ 481,193	481,193			481,193		$ 1,323,502
Developed Technology [Member]
Impairment charges of definite-life intangibles assets		151,000
In-process research and development [Member]
Impairment charges		9,800
Customer relationships, trade names and non-compete agreements [Member]
Impairment charges of definite-life intangibles assets		32,400
Objet Ltd [Member]
Non-tax deductible impairment charge					$ 475,600
Expected cash flow period					5 years
Growth rate (as a percent)					3.30%
Discount rate (as a percent)					12.00%
Percentage of decrease in terminal year growth rate					1.00%
Percentage of increase in terminal year growth rate					1.00%
Change in fair value due to 1% decrease in terminal year growth rate					$ 104,000
Change in fair value due to 1% increase in terminal year growth rate					161,000
Goodwill	446,000	446,000			$ 446,000
Solidscape, Inc [Member]
Non-tax deductible impairment charge	$ 24,600
Expected cash flow period	5 years
Growth rate (as a percent)	3.30%
Discount rate (as a percent)	13.50%
MakerBot [Member]
Impairment charges			$ 43,200
Non-tax deductible impairment charge		125,100	150,400				$ 102,500
Growth rate (as a percent)					3.00%
Discount rate (as a percent)					13.50%
MakerBot [Member] | Level 3 [Member]
Growth rate (as a percent)					3.50%
Discount rate (as a percent)					13.50%
MakerBot [Member] | Developed Technology [Member]
Impairment charges			29,800
MakerBot [Member] | Customer Relationships [Member]
Impairment charges			$ 13,400
SDM [Member]
Non-tax deductible impairment charge					$ 70,200
Expected cash flow period					5 years
Growth rate (as a percent)					3.30%
Discount rate (as a percent)					13.00%
Percentage of decrease in terminal year growth rate					1.00%
Percentage of increase in terminal year growth rate					1.00%
Change in fair value due to 1% decrease in terminal year growth rate					$ 8,200
Change in fair value due to 1% increase in terminal year growth rate					5,400
Goodwill	$ 35,000	$ 35,000			$ 35,000